Steven M. Skolnick Member of the Firm Tel 973 597 2476 Fax 973 597 2477 sskolnick@lowenstein.com

October 13, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Attention:	Perry Hindin, Esq.
Special Counsel

Re:	Ivivi Technologies, Inc.
Amendment Nos. 5 and 6 to Registration Statement on Form SB-2
Filed August 29, 2006 and September 14, 2006, respectively
File No. 333-122768

Dear: Mr. Hindin:

Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 7 to the above-captioned Registration Statement on Form SB-2 (the “Registration Statement”) of Ivivi Technologies, Inc. (the “Company”). Amendment No. 7 is being filed in response to the Staff’s letter of comment dated September 18, 2006 (the “Comment Letter”).

A memorandum in response to such comment letter also accompanies this letter. Manually executed signature pages and consents have been executed prior to the time of this electronic filing of Amendment No. 7 to the Registration Statement.

Very truly yours,

/s/ Steven M. Skolnick

Steven M. Skolnick

Enclosures

cc:	Mr. Adelaja Heyliger
Mr. Kevin Kuhar
Ms. Lynn Dicker
Mr. Andre’ DiMino – Ivivi Technologies, Inc.
Mr. David Saloff – Ivivi Technologies, Inc.
Douglas S. Ellenoff, Esq. – Ellenoff Grossman & Schole LLP

Reply:	65 Livingston Avenue Roseland, New Jersey 07068 Tel 973 597 2500 Fax 973 597 2400
1251 Avenue of the Americas New York, New York 10020 Tel 212 262 6700 Fax 212 262 7402

Ivivi Technologies, Inc.
Registration Statement on Form SB-2

Memorandum in Response to SEC Letter of Comment dated September 18, 2006

     The following are responses to the Staff’s letter of comment dated September 18, 2006 (the “Comment Letter”) which have been authorized by Ivivi Technologies, Inc. (the “Company”). To assist the Staff’s review, the responses are numbered to correspond to the numbered paragraphs in the Staff’s letter.

Fee Table

1.	Please reconcile the number of shares listed in the fee table with your disclosure in the Explanatory Note.

The Company has revised the Calculation of Registration Fee Table and the Explanatory Note to reconcile the number of shares set forth therein.

Risk Factors, page 7

If our customers are unable to receive reimbursements from third parties, page 10

2.	Please revise the last sentence and third to last sentence of the last paragraph on page 10. Apply this comment to similar disclosure appearing elsewhere in the filing.

The Company hereby advises the Staff that it has revised the disclosure appearing in the last paragraph on page 10 of the prospectus and the similar disclosure appearing in the first full paragraph on page 34 of the prospectus.

Financial Statements as of June 30, 2006 and 2005, page F-1

Note 1 Basis of Presentation and Significant Accounting Policies, page F-6

Stock Options and Warrants, page F-6

3.	We see that you adopted SFAS 123(R) during the three months ended June 30, 2006. When you adopt a new accounting standard in an interim period the notes to interim financial statements should present all of the relevant disclosures required by that standard in the period of adoption. Please expand your disclosures as required by paragraph 84 of SFAS 123(R).

The Company hereby advises the Staff that on September 19, 2006, the Company provided the accounting examiners with a copy of the following response to this Comment No. 3 ( together with a copy of the disclosure referred to therein), which the accounting examiners verbally approved.

The Company hereby advises the Staff that it has expanded its disclosures under Note 1 of the financial statements for the three months ended June 30, 2006 as required by paragraph 84 of SFAS 123(R).

Back to Contents

Financial Statements as of March 31, 2006 and 2005, page F-9

Note 7. Stockholders’ Equity Transactions, page F-21

4.	We note your response to prior comment 19. Please tell us why you reclassified the $522,802 previously reported as deferred compensation against paid-in capital as of April 1, 2005 considering that you did not adopt SFAS 123(R) until the three months ended June 30, 2006. Please cite applicable accounting literature.

The Company hereby advises the Staff that on September 19, 2006, the Company provided the accounting examiners with a copy of the following response to this Comment No. 4, which the accounting examiners verbally approved.

The Company hereby advises the Staff that the dollar amount of $522,802 reported against additional-paid-in capital under Note 7 relates to the fair value of the unvested portion of options and stock grants to consultants as of April 1, 2005 and does not relate to any grants to employees. With the intent of being consistent with the guidance provided by SFAS 123(R), although not actually applying SFAS 123(R) for this purpose, and as permitted by EITF 96-18, “Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services,” the Company revised its presentation of the disclosure with respect to grants to consultants to exclude the unvested portion of the grants and only include the vested portion of the grants in additional paid-in capital as of March 31, 2006. There is no effect to total stockholders’ equity of this reclassification.

Alternate Pages For Selling Shareholder Prospectus

Selling Security Holders – Page A-3

5.	We reissue prior comments 101 and 102 from our comment letter dated March 11, 2005.

The Company hereby advises the Staff that the selling securityholder table has been revised to identify the individuals who have or share voting and/or investment control over the shares owned by the entities listed in the table.

The Company further advises the Staff that none of the selling securitholders identified in the selling securityholder table is a broker-dealer and that each selling securityholder that is an affiliate of a broker-dealer is identified as such in the selling securityholder table. Each selling shareholder that is an affiliate of a broker-dealer has represented to the Company that it purchased the shares being registered for resale in the ordinary course of business and at the time of the purchase, had no agreements or understandings, directly or indirectly, with any person to distribute such shares.

Part II

Item 26. Recent Sales of Unregistered Securities, page II-3

6.	Please ensure that you have filed as exhibits all agreements pursuant to which you sold securities listed in this section of the registration statement. We refer you to Item 601(b)(10) of Regulation S-B.

The Company hereby advises the Staff that it has filed as exhibits all agreements pursuant to which it sold securities listed in this section of the Registration Statement. In connection therewith, the Company has filed as Exhibits 10.21 and 10.22 to the Registration Statement the form of subscription agreement entered into in connection with the Company’s December 2004 and February 2005 private placement and the form of subscription agreement entered into in connection with the Company’s November 2005 and March 2006 private placement, respectively. The Company has also filed as Exhibit 4.11 the form of warrant issued in exchange for consulting services identified in Item 26 of Part II of the Registration Statement.